UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2008
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  June G. Scanlon
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


       /s/ June G. Scanlon          Exton, PA            April 16, 2008
       -------------------      ------------------      ----------------
         June G. Scanlon           City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   58

          Form 13F Information Table Value Total:   $641,353 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 3/31/08
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102    20776   542455 SH       SOLE                   542455
                                                               339     8840 SH       OTHER                    8840
Air Products & Chemicals       COM              009158106    13193   143397 SH       SOLE                   143397
                                                               178     1930 SH       OTHER                    1930
American Home Food Products    COM              026599100       65   325000 SH       SOLE                   325000
Automatic Data Processing Inc. COM              053015103    22740   536439 SH       SOLE                   536439
                                                               289     6820 SH       OTHER                    6820
BP PLC ADS                     COM              055622104    12697   209355 SH       SOLE                   209355
                                                               202     3335 SH       OTHER                    3335
Barr Pharmaceuticals Inc       COM              068306109    19863   411155 SH       SOLE                   411155
                                                               248     5130 SH       OTHER                    5130
Bristol-Myers Squibb           COM              110122108     1246    58500 SH       OTHER                   58500
CVS Corp                       COM              126650100    30035   741419 SH       SOLE                   741419
                                                               468    11560 SH       OTHER                   11560
Colgate-Palmolive              COM              194162103    28383   364299 SH       SOLE                   364299
                                                               332     4260 SH       OTHER                    4260
ConocoPhillips                 COM              20825C104      282     3700 SH       SOLE                     3700
Diageo                         COM              25243Q205    27071   332895 SH       SOLE                   332895
                                                               608     7480 SH       OTHER                    7480
EOG Resources Inc              COM              26875P101      300     2500 SH       SOLE                     2500
Genentech Inc.                 COM              368710406    32082   395200 SH       SOLE                   395200
                                                               450     5545 SH       OTHER                    5545
General Dynamics               COM              369550108    21115   253265 SH       SOLE                   253265
                                                               343     4120 SH       OTHER                    4120
Hewlett-Packard Co             COM              428236103    26387   577900 SH       SOLE                   577900
                                                               313     6845 SH       OTHER                    6845
IBM Corp                       COM              459200101    26801   232772 SH       SOLE                   232772
                                                               509     4425 SH       OTHER                    4425
L-3 Communications             COM              502424104    24497   224045 SH       SOLE                   224045
                                                               406     3710 SH       OTHER                    3710
Microsoft Corporation          COM              594918104    30659  1080311 SH       SOLE                  1080311
                                                               528    18620 SH       OTHER                   18620
Novartis                       COM              66987V109    21670   422997 SH       SOLE                   422997
                                                               319     6225 SH       OTHER                    6225
Omnicom Group Inc.             COM              681919106    14726   333320 SH       SOLE                   333320
                                                               242     5480 SH       OTHER                    5480
Oneok Partners, L.P.           COM              68268N103      201     3500 SH       OTHER                    3500
Oracle Corporation             COM              68389X105    26518  1355716 SH       SOLE                  1355716
                                                               352    18005 SH       OTHER                   18005
PepsiCo Inc.                   COM              713448108    29593   409879 SH       SOLE                   409879
                                                               399     5525 SH       OTHER                    5525
Principal Financial Group      COM              74251V102    16276   292102 SH       SOLE                   292102
                                                               171     3065 SH       OTHER                    3065
Streettracks Gold Trust        COM              863307104    44701   494425 SH       SOLE                   494425
                                                               408     4515 SH       OTHER                    4515
Teva Pharmaceutical            COM              881624209    27334   591777 SH       SOLE                   591777
                                                               438     9475 SH       OTHER                    9475
Textron Inc.                   COM              883203101    34644   625122 SH       SOLE                   625122
                                                               980    17675 SH       OTHER                   17675
UnitedHealth Group             COM              91324P102    23699   689733 SH       SOLE                   689733
                                                               373    10860 SH       OTHER                   10860
Walgreen Company               COM              931422109    25204   661695 SH       SOLE                   661695
                                                              2200    57750 SH       OTHER                   57750
Weatherford International Ltd. COM              G95089101    23867   329332 SH       SOLE                   329332
                                                               320     4420 SH       OTHER                    4420
Whiting Petroleum Corp.        COM                             291     4500 SH       SOLE                     4500
Windstream Corporation         COM              97381W104      119    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     2902    69500 SH       OTHER                   69500


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